Transfers of Financial Assets	12 Months Ended
Dec. 31, 2017
Transfers of Financial Assets [Abstract]
Disclosure of transfers of financial assets [text block]

Transfers of Financial Assets

The Group enters into transactions in which it transfers financial assets held on the balance sheet and as a result may either be eligible to derecognize the transferred asset in its entirety or must continue to recognize the transferred asset to the extent of any continuing involvement, depending on certain criteria. These criteria are discussed in Note 1 “Significant Accounting Policies and Critical Accounting Estimates”.

Where financial assets are not eligible to be derecognized, the transfers are viewed as secured financing transactions, with any consideration received resulting in a corresponding liability. The Group is not entitled to use these financial assets for any other purposes. The most common transactions of this nature entered into by the Group are repurchase agreements, securities lending agreements and total return swaps, in which the Group retains substantially all of the associated credit, equity price, interest rate and foreign exchange risks and rewards associated with the assets as well as the associated income streams.

Information on asset types and associated transactions that did not qualify for derecognition

in € m.	Dec 31, 2017	Dec 31, 2016 [1]
Carrying amount of transferred assets
Trading securities not derecognized due to the following transactions:
Repurchase agreements	39,973	34,045
Securities lending agreements	58,076	64,661
Total return swaps	2,390	2,079
Other	12,661	10,830
Total trading securities	113,101	111,615
Other trading assets	71	85
Financial assets available for sale	711	241
Loans	131 [2]	191 [2]
Total	114,014	112,132
Carrying amount of associated liabilities	48,885	41,536

[1] Prior year numbers have been restated following reassessments of certain repurchase, securities lending, loans and other transactions.

[2] Loans where the associated liability is recourse only to the transferred assets had a carrying value and fair value of € 108 million at December 31, 2017 and € 123 million at December 31, 2016. The associated liabilities had the same carrying value and fair value which resulted in a net position of 0.

Carrying value of assets transferred in which the Group still accounts for the asset to the extent of its continuing involvement

in € m.	Dec 31, 2017	Dec 31, 2016
Carrying amount of the original assets transferred:
Financial assets at fair value through profit or loss	291	0
Financial assets available for sale	386	332
Loans	0	40
Carrying amount of the assets continued to be recognized:
Financial assets at fair value through profit or loss	15	0
Financial assets available for sale	96	263
Loans	0	16
Carrying amount of associated liabilities	54	58

The Group could retain some exposure to the future performance of a transferred asset either through new or existing contractual rights and obligations and still be eligible to derecognize the asset. This on-going involvement will be recognized as a new instrument which may be different from the original financial asset that was transferred. Typical transactions include retaining senior notes of non-consolidated securitizations to which originated loans have been transferred; financing arrangements with structured entities to which the Group has sold a portfolio of assets; or sales of assets with credit-contingent swaps. The Group’s exposure to such transactions is not considered to be significant as any substantial retention of risks associated with the transferred asset will commonly result in an initial failure to derecognize. Transactions not considered to result in an on-going involvement include normal warranties on fraudulent activities that could invalidate a transfer in the event of legal action, qualifying pass-through arrangements and standard trustee or administrative fees that are not linked to performance.

The impact on the Group’s Balance Sheet of on-going involvement associated with transferred assets derecognized in full

	Dec 31,2017			Dec 31,2016
in € m.	Carrying value	Fair value	Maximum Exposure to Loss [1]	Carrying value	Fair value	Maximum Exposure to Loss [1]
Loans:
Securitization notes	270	270	270	3	3	57
Other	13	13	13	12	12	12
Total Loans	284	284	284	15	15	69
Financial assets held at Fair Value through the P&L:
Non-standard Interest Rate, cross-currency or inflation-linked swap	36	36	36	47 [2]	47 [2]	47 [2]
Total Financial assets held at Fair Value through the P&L	36	36	36	47	47	47
Total financial assets representing on-going involvement	320	320	320	61	61	116
Financial liabilities held at Fair Value through the P&L:
Non-standard Interest Rate, cross-currency or inflation-linked swap	67	67	0	64	64	0
Total financial liabilities representing on-going involvement	67	67	0	64	64	0

[1]The maximum exposure to loss is defined as the carrying value plus the notional value of any undrawn loan commitments not recognized as liabilities.

[2]Prior year numbers have been restated to reflect a reassessment of a transaction in 2017.

The impact on the Group’s Statement of Income of on-going involvement associated with transferred assets derecognized in full

	Dec 31,2017			Dec 31,2016
in € m.	Year-to- date P&L	Cumulative P&L	Gain/(loss) on disposal	Year-to- date P&L	Cumulative P&L	Gain/(loss) on disposal
Securitization notes	3	3	79	0	6	0 [1]
Non-standard Interest Rate, cross-currency or inflation-linked swap	46	510	0	122 [2]	458 [2]	0
Net gains/(losses) recognized from on-going involvement in derecognized assets	49	513	79	123	465	0

[1] Typically, sales of assets into securitization vehicles were of assets that were classified as Fair Value through P&L, therefore any gain or loss on disposal is immaterial.

[2]Prior year numbers have been restated to reflect a reassessment of a transaction in 2017.